Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2023	December 31, 2024
	RMB in thousands
Financial products	1,596,512	2,281,780
Investments in publicly traded companies	1,056,553	424,755

Total	2,653,065	2,706,535

Our short-term investments primarily include financial products with variable interest rates referenced to the performance of underlying assets issued by well-known banks or publicly traded companies, which the Group intends to sell within twelve months.
For the years ended December 31, 2022, 2023 and 2024, the Group re cord
ed investment income of RMB
18.2
 million, investment loss of RMB
187.6
 million and investment income of RMB
69.5
 million related to short-term investments on the consolidated statements of operations and comprehensive loss, respectively.